UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2013

ITEM 1.                 SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2013

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 150.8%
Alaska — 1.7%
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	$2,150,000	$2,402,238
Arizona — 2.1%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	2,855,000	2,934,712
California — 22.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.160%	4/1/24	3,000,000	2,968,440	(a)(b)
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.250%	3/1/24	2,500,000	2,641,925
Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,090,850
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	2,500,000	2,092,650
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,533,870
Los Angeles County, CA, MTA Revenue, Union Station Project	0.411%	7/1/27	300,000	271,496	(a)
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Multiple Capital Projects II	5.000%	8/1/30	2,500,000	2,521,350
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	2,500,000	2,573,550
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	868,610
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	2,877,942
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	3,272,040
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	250,000	259,440
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	100,000	96,636
Senior Lien	5.750%	6/1/48	200,000	191,034
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,457,975
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	1,500,000	1,392,840
Total California				31,110,648
Colorado — 8.0%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	2,850,000	2,898,222
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,729,985
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	385,000	418,060
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	4,284,880
Total Colorado				11,331,147
Florida — 3.6%
Miami-Dade County, FL, GO, Seaport	5.000%	10/1/23	2,315,000	2,488,162
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,042,740
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	514,355	(c)
Total Florida				5,045,257

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — 15.9%
Chicago, IL, Midway Airport Revenue:
NATL	5.500%	1/1/29	$2,000,000	$2,003,220
NATL	5.625%	1/1/29	3,750,000	3,752,625	(d)
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,160,000
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,125,310
Illinois EFA Revenue, Northwestern University	5.500%	12/1/13	555,000	561,899
Illinois Health Facilities Authority Revenue:
Refunding, Lutheran General Health System	7.000%	4/1/14	505,000	518,872
South Suburban Hospital Project	7.000%	2/15/18	380,000	433,998	(e)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,300,272
Illinois State, GO	5.500%	7/1/38	200,000	192,904
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,656,015
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Place, AGM	5.000%	6/15/50	3,000,000	2,750,910
Total Illinois				22,456,025
Indiana — 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	1,000,000	901,030
Indianapolis, IN, Local Public Improvement Bond Bank	5.000%	6/1/27	2,000,000	2,072,540
Total Indiana				2,973,570
Iowa — 0.7%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	750,000	703,942
Iowa Fertilizer Co. Project	5.250%	12/1/25	300,000	259,950
Total Iowa				963,892
Maryland — 2.5%
Maryland State EDC, EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	999,950
Maryland State Health & Higher EFA Revenue Bonds, Suburban Hospital	5.500%	7/1/16	2,500,000	2,592,075
Total Maryland				3,592,025
Massachusetts — 1.0%
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	355,948
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,060,660
Total Massachusetts				1,416,608
Michigan — 5.1%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,518,410
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	250,000	244,933
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,119,340
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,301,800	(d)
Total Michigan				7,184,483

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri — 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	$2,000,000	$2,009,720
Nevada — 1.5%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,163,400
New Jersey — 5.0%
New Jersey State EDA Revenue	5.000%	6/15/29	500,000	472,440
New Jersey State EDA Revenue:
Continental Airlines Project	5.250%	9/15/29	2,000,000	1,694,980	(d)
School Facilities Construction	1.660%	3/1/28	2,500,000	2,483,925	(a)
New Jersey State Turnpike Authority Revenue	0.740%	1/1/18	2,500,000	2,469,250	(a)(b)
Total New Jersey				7,120,595
New York — 26.7%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	1,048,460
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	1,500,000	1,529,535
MTA, NY, Revenue	5.000%	11/15/25	1,000,000	1,061,330
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,007,060
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	360,000	193,270
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,001,417
New York City, NY, TFA Revenue, Unrefunded Balance, Future Tax Secured	5.500%	11/15/17	15,000	15,052
New York Liberty Development Corp., Liberty Revenue:
4 World Trade Center LLC Project	5.750%	11/15/51	2,000,000	2,094,200
Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,508,575
New York State Dormitory Authority Revenue:
Court Facilities Lease, NYC Issue, Non-State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	3,641,233
Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,061,140
New York State Energy Research & Development Authority Revenue, Niagara Mohawk Power Corp.	0.456%	7/1/29	2,520,000	2,308,380	(a)
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	4,986,606
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,339,250
Port Authority of New York & New Jersey	5.000%	1/15/41	5,000,000	4,970,150
Total New York				37,765,658
North Carolina — 4.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System	5.000%	1/15/31	5,000,000	5,064,450
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,134,684
Total North Carolina				6,199,134
Ohio — 3.7%
Northeast, OH, Regional Sewer District Revenue, Waste Water Revenue Improvement	5.000%	11/15/43	4,040,000	4,089,247

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio — continued
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	$1,000,000	$1,109,290
Total Ohio				5,198,537
Oklahoma — 1.5%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,094,500
Oregon — 0.9%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,301,025	(f)
Pennsylvania — 6.2%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,311,756
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	494,575
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,928,073
Total Pennsylvania				8,734,404
Puerto Rico — 2.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue, Ana G. Mendez University System Project	5.375%	4/1/42	500,000	408,020
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	3,000,000	2,566,260
Total Puerto Rico				2,974,280
Rhode Island — 1.0%
Rhode Island State Clean Water Finance Agency Water PCR, Revolving Fund Pooled Loan	5.000%	10/1/24	1,265,000	1,423,935
Tennessee — 4.2%
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,810,036
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	2,000,000	2,136,280
Total Tennessee				5,946,316
Texas — 17.3%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,692,650
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,360,081
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,156,727
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/38	2,000,000	1,821,420	(d)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB	0.000%	10/1/36	2,000,000	1,114,840	(a)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	3,135,321	(f)
Harris County, TX, Metropolitan Transit Authority Sales & Use Tax	5.000%	11/1/36	2,500,000	2,551,875
Kemp, TX, ISD, GO, School Building	5.250%	2/15/33	3,450,000	3,635,058
Mesquite, TX, ISD, GO:
PSFG	0.000%	8/15/27	505,000	270,220	(f)
PSFG	0.000%	8/15/27	495,000	257,162
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,595,475
Texas State, GO, Water Financial Assistance	5.000%	8/1/27	2,755,000	2,978,844
Total Texas				24,569,673

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington — 5.4%
Port of Seattle, WA, Revenue	5.000%	8/1/25	$2,395,000	$2,561,764
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,052,520
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,057,060
Total Washington				7,671,344
Wisconsin — 4.8%
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/42	4,000,000	3,481,440	(d)
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,314,638
Total Wisconsin				6,796,078
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $211,886,520)				213,379,204
SHORT-TERM INVESTMENTS — 6.9%
New York — 6.9%
New York City, NY, GO, LOC-Dexia Credit Local	0.380%	1/1/36	1,715,000	1,715,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Dexia Credit Local	0.400%	6/15/32	1,900,000	1,900,000	(g)(h)
New York City, NY, TFA Revenue:
Future Tax Secured Revenue, SPA-Dexia Credit Local	0.400%	8/1/23	2,000,000	2,000,000	(g)(h)
Future Tax Secured, SPA-Dexia Credit Local	0.400%	8/1/22	3,900,000	3,900,000	(g)(h)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	245,000	245,000	(g)(h)
TOTAL SHORT-TERM INVESTMENTS (Cost — $9,760,000)				9,760,000
TOTAL INVESTMENTS — 157.7% (Cost — $221,646,520#)				223,139,204
Auction Rate Cumulative Preferred Stock, at Liquidation Value — (60.1)%				(85,000,000)
Other Assets in Excess of Liabilities — 2.4%				3,365,194
TOTAL NET ASSETS — 100.0%				$141,504,398

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.
(b)	Maturity date shown represents the mandatory tender date.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CAB	- Capital Appreciation Bonds
CDA	- Communities Development Authority
COP	- Certificates of Participation
EDA	- Economic Development Authority
EDC	- Economic Development Corporation
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

FGIC	- Financial Guaranty Insurance Company - Insured Bonds
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
ISD	- Independent School District
LIQ	- Liquidity Facility
LOC	- Letter of Credit
MTA	- Metropolitan Transportation Authority
MWRA	- Massachusetts Water Resources Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCFA	- Pollution Control Financing Authority
PCR	- Pollution Control Revenue
PSF	- Permanent School Fund
PSFG	- Permanent School Fund Guaranty
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2013

Summary of Investments by Industry †

Health Care	19.1%
Transportation	16.5
Industrial Revenue	14.9
Special Tax Obligation	11.3
Water & Sewer	9.7
Local General Obligation	8.2
Power	5.3
Leasing	3.8
Education	2.5
State General Obligation	2.2
Pre-Refunded/Escrowed to Maturity	1.7
Other	0.2
Solid Waste/Resource Recovery	0.2
Short - Term Investments	4.4
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of August 31, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**

AAA/Aaa	9.2%
AA/Aa	44.0
A	34.2
BBB/Baa	6.6
BB/Ba	0.4
B/B	0.8
A-1/VMIG 1	4.4
NR	0.4
100.0%

*                 As a percentage of total investments.

**          The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant

Notes to schedule of investments (unaudited) (continued)

information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$213,379,204	—	$213,379,204
Short-term investments†	—	9,760,000	—	9,760,000
Total investments	—	$223,139,204	—	$223,139,204

†See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,317,720
Gross unrealized depreciation	(4,825,036)
Net unrealized appreciation	$1,492,684

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2013, the Fund did not have any derivative instruments outstanding.

During the period ended August 31, 2013, the volume of derivative activity for the Fund was as follows:

Notes to schedule of investments (unaudited) (continued)

Average market value
Futures contracts (to sell)†	$6,571,472

†At August 31, 2013, there were no open positions held in this derivative.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Kenneth D. Fuller
Kenneth D. Fuller
Chief Executive Officer

Date:	October 25, 2013

By	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2013